Consolidated statement of comprehensive income (loss) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net loss attributable to owners of the parent	€ (78)	€ (1,235)	€ (539)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Gains/(losses) on short term investments	1	(1)	(4)
Losses on cash flow hedging instruments	(1)	0	0
Exchange differences on translation of foreign operations	(8)	(3)	(12)
Items not to be subsequently reclassified to consolidated statement of operations (net of tax):
Gain/(loss) in the fair value of long term investments	572	(11)	0
Other comprehensive income/(loss) for the year (net of tax)	564	(15)	(16)
Total comprehensive income/(loss) for the year attributable to owners of the parent	€ 486	€ (1,250)	€ (555)